Pension Schemes - Gross liability (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pension Schemes
Gross defined benefit liability at the beginning of the year	€ 494	€ 248
Current service cost	166	95
Interest cost	7
Administrative expenses	3	1
Taxes on contributions	(7)	(14)
Insurance premiums for risk benefits	(10)
Actuarial gain due to change in financial assumptions	(69)	(87)
Actuarial loss due to change in experience assumptions	5	253
Gross defined benefit liability at the end of the year	€ 583	€ 494